SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Lease
2026	$ 59,414	$ 38,566	$ 23,926
2027	15,453		9,880
Total lease payments	74,867	38,566	33,806
Less: Imputed interest	(1,621)	(457)	(896)
Present value of lease liabilities	73,246	38,109	32,910
Less: current portion	(58,001)	(38,109)	(23,097)
Lease obligations, noncurrent	15,245		9,813
Total lease payments	74,867	38,566	33,806
Total operating lease liabilities	$ 73,246	$ 38,109	$ 32,910